Debt - Additional Information (Detail)	0 Months Ended	9 Months Ended		12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended
	Apr. 03, 2014	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 03, 2014 USD ($)	Apr. 03, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Bridge Loan USD ($)	Dec. 31, 2012 Bridge Loan USD ($)	Dec. 31, 2013 Bank Loan [Member] USD ($)	Dec. 31, 2012 Bank Loan [Member] USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest USD ($)	Dec. 31, 2012 Unsecured Debt Including Accrued Interest USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bridge Loan USD ($)	Dec. 31, 2012 Unsecured Debt Including Accrued Interest Bridge Loan USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bridge Loan Other Current Liabilities [Member] USD ($)	Dec. 31, 2012 Unsecured Debt Including Accrued Interest Bridge Loan Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bridge Loan After Maturity Period	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bank Loan [Member] USD ($)	Dec. 31, 2012 Unsecured Debt Including Accrued Interest Bank Loan [Member] USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest Bank Loan [Member] Other Current Liabilities [Member] USD ($)	Dec. 31, 2012 Unsecured Debt Including Accrued Interest Bank Loan [Member] Other Current Liabilities [Member] USD ($)
Debt Instrument [Line Items]
Outstanding principal on unsecured convertible stockholder loan					$ 2,333,279										$ 2,753,200	$ 2,317,308
Maturity date															Dec. 31, 2013					Dec. 31, 2013
Interest rate															12.00%				18.00%	8.00%
Interest expense		404,288	384,145	493,937	177,125										317,014	15,543				79,668	77,160
Accrued interest balances																	345,302	15,971		619,470	497,874	20,649	19,822
Principal or interest payments									0	0	0	0
Outstanding principal on bank loan													1,032,450	991,110
Repayment fee rate																				30.00%
Additional interest premium																				6.00%
Interest expense including repayment fee and additional interest premium																				97,255	84,422
Debt instrument, payment term	Under the repayment agreement, Pieris AG has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016			12% per year of the German GAAP net income, adjusted for certain items per the Bank Loan, is payable to TBG.
Amount of repayment to TBG outstanding				$ 1,651,920		$ 1,650,000	€ 1,200,000	€ 1,200,000
Principal amount, interest rate				10.53%		10.53%	10.53%